Intangible Assets - Schedule of Intangible Assets Associated with Products (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of detailed information about intangible assets [line items]
Intangible assets	¥ 3,419,348	¥ 3,631,560	¥ 4,274,682
Intangible assets associated with products
Disclosure of detailed information about intangible assets [line items]
Intangible assets	3,258,905	3,475,773	4,113,726
Marketed products
Disclosure of detailed information about intangible assets [line items]
Intangible assets	2,188,277	2,556,431	3,148,680
Marketed products | Immunoglobulins
Disclosure of detailed information about intangible assets [line items]
Intangible assets	¥ 682,868	710,287
Remaining amortization period	9 years
Marketed products | TAKHZYRO
Disclosure of detailed information about intangible assets [line items]
Intangible assets	¥ 471,297	496,676
Remaining amortization period	8 years
Marketed products | ADVATE & ADYNOVATE/ADYNOVI
Disclosure of detailed information about intangible assets [line items]
Intangible assets	¥ 192,138	220,595
Remaining amortization period	4 years
Marketed products | ALUNBRIG
Disclosure of detailed information about intangible assets [line items]
Intangible assets	¥ 113,396	163,329
Remaining amortization period	5 years
In-process R&D
Disclosure of detailed information about intangible assets [line items]
Intangible assets	¥ 1,070,628	919,342	¥ 965,045
In-process R&D | Zasocitinib (TAK-279)
Disclosure of detailed information about intangible assets [line items]
Intangible assets	¥ 652,592	¥ 609,329